Provisions and Contingencies	12 Months Ended
Dec. 31, 2018
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Provisions and Contingencies
26.	Provisions and Contingencies

PLDT’s Local Business and Franchise Tax Assessments

Pursuant to a decision of the Supreme Court on March 25, 2003 in the case of PLDT vs. City of Davao declaring PLDT not exempt from the local franchise tax, PLDT started paying local franchise tax to various Local Government Units, or LGUs.  As at December 31, 2018, PLDT has no contested LGU assessments for franchise taxes based on gross receipts received or collected for services within their respective territorial jurisdiction.

Smart’s Local Business and Franchise Tax Assessments

The Province of Cagayan issued a tax assessment against Smart for alleged local franchise tax.  In 2011, Smart appealed the assessment to the Regional Trial Court, or RTC, of Makati on the ground that Smart cannot be held liable for local franchise tax mainly because it has no sales office within the Province of Cagayan pursuant to Section 137 of the Local Government Code (Republic Act No. 7160).  The RTC issued a TRO and a writ of preliminary injunction.  On April 30, 2012, the RTC rendered a decision nullifying the tax assessment.  The Province of Cagayan was also directed to cease and desist from imposing local franchise taxes on Smart’s gross receipts.  The Province of Cagayan then appealed to the Court of Tax Appeals, or CTA.  In a Decision promulgated on July 25, 2013, the CTA ruled that the franchise tax assessment is null and void for lack of legal and factual justifications.  Cagayan’s Motion for Reconsideration was denied.  Cagayan then appealed before the CTA En Banc.  The CTA En Banc issued a Decision dated December 8, 2015 affirming the nullity of the tax assessment.  On January 26, 2016, Province of Cagayan filed a Partial Motion for Reconsideration, praying among others, that the Court enter a new decision declaring as valid and legal the tax assessment issued by Province of Cagayan to Smart.  The CTA En Banc then issued a Resolution dated June 22, 2016 denying the Partial Motion for Reconsideration filed by the Province of Cagayan for lack of merit.  On July 31, 2016, the Decision dated December 8, 2015 became final and executory and recorded in the book of entries of judgement of the CTA.

In 2016, Cagayan issued another local franchise tax assessment against Smart covering years 2011-2015.  Using the same grounds in the first case, Smart appealed the assessment with the RTC of Tuguegarao where the case is pending.  The RTC then directed the parties to file their respective Memorandum within 30 days from date of receipt.  Smart filed its Memorandum on November 7, 2018.

In 2015, the City of Manila issued assessments for alleged business tax deficiencies and cell sites regulatory fees and charges.  Smart protested the assessments.  After Manila denied the protest, Smart appealed to the RTC of the City of Manila, arguing that it is not liable for local business taxes on income realized from its telecommunications operations and that the assessments were a clear circumvention of Manila City Ordinance No. 8299 exempting Smart from the payment of local franchise tax.  The assessment for regulatory fees was contested for being void, as they were made without a valid and legal basis.  In the Decision promulgated on March 9, 2016, the RTC declared the local business tax and cell site regulatory fee assessments as invalid and void.  The City of Manila filed a Petition for Review with the CTA seeking to reverse the Decision.  Smart has already filed its Comment to the Petition and awaiting for further orders from the Court.  Through a Decision dated December 18, 2017, the Court dismissed the Petition for lack of jurisdiction.  On January 2018, Smart received a copy of the City of Manila’s Motion for Reconsideration, which was denied by the CTA in a Resolution dated May 17, 2018.  The City of Manila filed a Petition for Review dated June 1, 2018 before the CTA En Banc.  Smart filed its Comment on October 23, 2018.  Petition for review is submitted for decision pursuant to Resolution dated November 15, 2018.

Digitel’s Franchise Tax Assessment and Real Property Tax Assessment

As at November 8, 2018, Digitel is currently in discussions with various local government units for the settlement of its franchise tax and real property tax liabilities within their respective jurisdiction.

DMPI’s Local Business and Real Property Taxes Assessments

In DMPI vs. City of Cotabato, DMPI filed a Petition in 2010 for Prohibition and Mandamus against the City of Cotabato due to their threats to close its cell sites due to alleged real property tax delinquencies.  The RTC denied the petition.  DMPI appealed with the CTA.  On December 29, 2017, the CTA dismissed DMPI’s Petition for Review on the ground of lack of jurisdiction.  On January 12, 2018, DMPI filed its Motion for Reconsideration.  The CTA issued a resolution directing respondent City of Cotabato to file comment/opposition within 10 days and the incident will be submitted for resolution.  A Withdrawal of Counsel and Entry of Appearance were filed on May 7, 2018 and May 24, 2018, respectively.  On May 7, 2018, the CTA promulgated a resolution denying DMPI’s Motion for Reconsideration for lack of merit.  A notice for Entry of Judgment was issued by the CTA on August 23, 2018.  A dialogue between DMPI and the City of Cotabato will be conducted for a possible amicable settlement.  On January 30, 2019, DMPI filed its Compliance, informing the CTA that it paid the real property tax amounting to Php3 million on December 20, 2018.  The CTA noted DMPI’s compliance in a Resolution dated February 12, 2019.

In the DMPI vs. City Government of Malabon, DMPI filed a Petition for Prohibition and Mandamus against the LGU to prevent the auction sale of DMPI sites in its jurisdiction for alleged real property tax liabilities.  DMPI was able to secure a TRO to defer the sale.  Through a Compromise Judgment dated October 6, 2017, the RTC of Malabon approved the compromise agreement executed by the parties.

DMPI’s Local Tower Fee Assessments

In DMPI vs. Municipality of San Mateo, DMPI filed in 2011 a petition for Prohibition and Mandamus with Preliminary Injunction and TRO against the Tower Fee Ordinance of the Municipality of San Mateo.  In 2014, the RTC ruled in favor of DMPI and declared the ordinance void and without legal force and effect.  The Municipality of San Mateo appealed the RTC Order before the CA.  On April 14, 2015, the CA rendered a decision denying the Petition and affirming the Order dated May 8, 2014 of the RTC Cauayan, Isabela.  The Municipality elevated to Supreme Court via petition for review on certiorari assailing the CA Decision and the Resolution dated April 14, 2015 and August 10, 2015, respectively.  On December 2, 2015, the Supreme Court issued a Resolution denying the petition for failure to sufficiently show any reversible error in the challenge decision.  The Supreme Court issued an Entry of Judgment of the resolution dated December 2, 2015 which become final and executory on August 9, 2016.

DMPI vs. City of Trece Martires

In 2010, DMPI petitioned to declare void the City of Trece Martires ordinance of imposing tower fee of Php150 thousand for each cell site annually.  Application for the issuance of a preliminary injunction by DMPI is pending resolution as of date.

ACeS Philippines’ Local Business and Franchise Tax Assessments

ACeS Philippines has a pending case with the Supreme Court (ACeS Philippines Satellite Corporation vs. Commissioner of Internal Revenue Supreme Court G.R. No. 226680) for alleged 2006 deficiency withholding tax.  On July 23, 2014, the CTA Second Division affirmed the assessment of the Commissioner of Internal Revenue for deficiency basic withholding tax, surcharge plus deficiency interest and delinquency interest amounting to Php87 million.  On November 18, 2014, ACeS Philippines filed a Petition for Review with the CTA En Banc.  On August 16, 2016, the CTA En Banc also affirmed the assessment with finality.  Hence, on October 19, 2016, ACeS Philippines filed a petition before the Supreme Court assailing the decision of the CTA.  ACeS Philippines intends to file a formal request for compromise of tax liabilities before the BIR while the case is pending before the Supreme Court.  On February 23, 2017 and March 15, 2017, respectively, the Company paid and filed a formal request for compromise of tax liabilities amounting to Php27 million before the BIR while the case is pending before the Supreme Court.  No outstanding Letter of Authority for other years.

Arbitration with Eastern Telecommunications Philippines, Inc., or ETPI

Since 1990 up to the present, PLDT and ETPI have been engaged in legal proceedings involving a number of issues in connection with their business relationship.  Among PLDT’s claims against ETPI are ETPI’s alleged uncompensated bypass of PLDT’s systems from July 1, 1998 to November 28, 2003; unpaid access charges from July 1, 1999 to November 28, 2003; and non-payment of applicable rates for Off-Net and On-Net traffic from January 1, 1999 to November 28, 2003 arising from ETPI’s unilateral reduction of its rates for the Philippines-Hong Kong traffic stream through Hong Kong REACH-ETPI circuits.  ETPI’s claims against PLDT, on the other hand, involve an alleged Philippines-Hong Kong traffic shortfall for the period July 1, 1998 to November 28, 2003; unpaid share of revenues generated from PLDT’s activation of additional growth circuits in the Philippines-Singapore traffic stream for the period July 1, 1999 to November 28, 2003; under reporting of ETPI share of revenues under the terms of a Compromise Agreement for the period January 1, 1999 to November 28, 2003 (which ETPI is seeking to retroact to February 6, 1990); lost revenues arising from PLDT’s blocking of incoming traffic from Hong Kong from November 1, 2001 up to November 2003; and lost revenues arising from PLDT’s circuit migration from January 1, 2001 up to December 31, 2001.

While the parties have entered into Compromise Agreements in the past (one in February 1990 and another in March 1999), said agreements have not put to rest the issues between them.  To avoid protracted litigation and to preserve their business relationship, PLDT and ETPI agreed to submit their differences and issues to voluntary arbitration.  On April 16, 2008, PLDT and ETPI signed an Arbitration Settlement Agreement and submitted their respective Statement of Claims and Answers.  Subsequent to such submissions, PLDT and ETPI agreed to suspend the arbitration proceedings.  ETPI’s total claim against PLDT is about Php2.9 billion while PLDT’s total claim against ETPI is about Php2.8 billion.

In an agreement, Globe and PLDT have agreed that they shall cause ETPI, within a reasonable time after May 30, 2016, to dismiss Civil Case No. 17694 entitled Eastern Telecommunications Philippines, Inc. vs. Philippine Long Distance Telephone Company, and all related or incidental proceedings (including the voluntary arbitration between ETPI and PLDT), and PLDT, in turn, simultaneously, shall withdraw its counterclaims against ETPI in the same entitled case, all with prejudice.

In the Matter of the Wilson Gamboa Case and Jose M. Roy III Petition

In Wilson P. Gamboa vs. Finance Secretary Margarito B. Teves, et. al. (G.R. No. 176579) (the “Gamboa Case”), the Supreme Court held that the term ‘capital’ in Section 11, Article XII of the 1987 Constitution refers only to “shares of stock entitled to vote in the election of directors” and thus only to voting common shares, and not to the “total outstanding capital stock (common and non-voting preferred shares)”.  It directed the Philippine SEC “to apply this definition of the term ‘capital’ in determining the extent of allowable foreign ownership in PLDT, and if there is a violation of Section 11, Article XII of the Constitution, to impose the appropriate sanctions under the law.”  On October 9, 2012, the Supreme Court issued a Resolution denying with finality all Motions for Reconsideration of the respondents.  The Supreme Court decision became final and executory on October 18, 2012.

On May 20, 2013, the Philippine SEC issued SEC Memorandum Circular No. 8, Series of 2013 - Guidelines on Compliance with the Filipino-Foreign Ownership Requirements Prescribed in the Constitution and/or Existing Laws by Corporations Engaged in Nationalized and Partly-Nationalized Activities, or MC No. 8, which provides that the required percentage of Filipino ownership shall be applied to BOTH (a) the total number of outstanding shares of stock entitled to vote in the election of directors; AND (b) the total number of outstanding shares of stock, whether or not entitled to vote in the election of directors.

On June 10, 2013, Jose M. Roy III filed before the Supreme Court a Petition for Certiorari against the Philippine SEC, Philippine SEC Chairman and PLDT, or the Petition, claiming: (1) that MC No. 8 violates the decision of the Supreme Court in the Gamboa Case, which according to the Petitioner required that (a) the 60-40 ownership requirement be imposed on “each class of shares” and (b) Filipinos must have full beneficial ownership of 60% of the outstanding capital stock of those corporations subject to that 60-40 Filipino-foreign ownership requirement; and (2) that the PLDT Beneficial Trust Fund is not a Filipino-owned entity and consequently, the corporations owned by PLDT Beneficial Trust Fund, including BTFHI, which owns 150 million voting preferred shares in PLDT, cannot be considered a Filipino-owned corporation.  PLDT and Philippine SEC sought the dismissal of the Petition.

In July 16, 2013, Wilson C. Gamboa, Jr. et. al. filed a Motion for Leave to file a Petition-in-Intervention dated July 16, 2013, which the Supreme Court granted on August 6, 2013.  The Petition-in-Intervention raised identical arguments and issues as those in the Petition.

The Supreme Court, in its November 22, 2016 decision, dismissed the Petition and Petition-In-Intervention and upheld the validity of MC No. 8.  In the course of discussing the Petition, the Supreme Court expressly rejected petitioners’ argument that the 60% Filipino ownership requirement for public utilities must be applied to each class of shares.  According to the Court, the position is “simply beyond the literal text and contemplation of Section 11, Article XII of the 1987 Constitution” and that the petitioners’ suggestion would “effectively and unwarrantedly amend or change” the Court’s ruling in Gamboa.  In categorically rejecting the petitioners’ claim, the Court declared and stressed that its Gamboa ruling “did NOT make any definitive ruling that the 60% Filipino ownership requirement was intended to apply to each class of shares.”  On the contrary, according to the Court, “nowhere in the discussion of the term “capital” in Section 11, Article XII of the 1987 Constitution in the Gamboa Decision did the Court mention the 60% Filipino equity requirement to be applied to each class of shares.”

In respect of ensuring Filipino ownership and control of public utilities, the Court noted that this is already achieved by the requirements under MC No. 8.  According to the Court, “since Filipinos own at least 60% of the outstanding shares of stock entitled to vote directors, which is what the Constitution precisely requires, then the Filipino stockholders control the corporation – i.e., they dictate corporate actions and decisions…”

The Court further noted that the application of the Filipino ownership requirement as proposed by petitioners “fails to understand and appreciate the nature and features of stocks and financial instruments” and would “greatly erode” a corporation’s “access to capital – which a stock corporation may need for expansion, debt relief/repayment, working capital requirement and other corporate pursuits.”  The Court reaffirmed that “stock corporations are allowed to create shares of different classes with varying features” and that this “is a flexibility that is granted, among others, for the corporation to attract and generate capital (funds) from both local and foreign capital markets” and that “this access to capital – which a stock corporation may need for expansion, debt relief/repayment, working capital requirement and other corporate pursuits – will be greatly eroded with further unwarranted limitations that are not articulated in the Constitution.”  The Court added that “the intricacies and delicate balance between debt instruments (liabilities) and equity (capital) that stock corporations need to calibrate to fund their business requirements and achieve their financial targets are better left to the judgment of their boards and officers, whose bounden duty is to steer their companies to financial stability and profitability and who are ultimately answerable to their shareholders.”

The Court went on to say that “a too restrictive definition of ‘capital’, one that was never contemplated in the Gamboa Decision, will surely have a dampening effect on the business milieu by eroding the flexibility inherent in the issuance of preferred shares with varying terms and conditions.  Consequently, the rights and prerogatives of the owners of the corporation will be unwarrantedly stymied.”  Accordingly, the Court said that the petitioners’ “restrictive interpretation of the term “capital” would have a tremendous adverse impact on the country as a whole – and to all Filipinos.”

Petitioner Jose M. Roy III filed a Motion for Reconsideration of the Supreme Court Decision dated November 22, 2016.  On April 18, 2017, the Supreme Court denied with finality Petitioner’s Motion for Reconsideration.  On August 5, 2017, PLDT received a copy of the Entry of Judgment.

Department of Labor and Employment, or DOLE, Compliance Order, or Order, to PLDT

The CA issued a Decision in this case last July 31, 2018.

In a series of orders including a Compliance Order issued by the DOLE Regional Office on July 3, 2017, which was partly affirmed by DOLE Secretary Bello in his resolutions dated January 10, 2018 and April 24, 2018, the DOLE had previously ordered PLDT to regularize 7,344 workers from 38 of PLDT’s third party service contractors.  PLDT questioned these “regularization orders” before the CA, which led to the July 31, 2018 Decision.

In sum, the CA: (i) GRANTED PLDT’s prayer for an injunction against the regularization orders; (ii) SET ASIDE the regularization orders insofar as they declared that there was labor-only contracting of the following functions: (a) janitorial services, messengerial and clerical services; (b) information technology, or IT, firms and services; (c) IT support services, both hardware and software, and applications development;
(d) back office support and office operations; (e) business process outsourcing or call centers; (f) sales; and
(g) medical, dental engineering and other professional services; and (iii) REMANDED to the DOLE for further proceedings, the matters of: (a) determining which contractors, and which individuals deployed by these contractors, are performing installation, repair and maintenance of PLDT lines; and (b) properly computing monetary awards for benefits such as unpaid overtime or 13th month pay, which in the regularization orders amounted to Php51.8 million.

The CA agreed with PLDT’s contention that the Secretary’s regularization order was “tainted with grave abuse of discretion” because it did not meet the “substantial evidence” standards set out by the Supreme Court in landmark jurisprudence.  The Court also said that the DOLE’s appreciation of evidence leaned in favor of the contractor workers, and that the Secretary had “lost sight” of distinctions involving the labor law concepts of “control over means and methods,” and “control over results.”

On August 20, 2018, PLDT filed a motion seeking a partial reconsideration of that part of the CA decision, which ordered a remand to the Office of the Regional Director of the DOLE-National Capital Region of the matter of the regularization of individuals performing installation, repair and maintenance, or IRM, services. In its motion, PLDT argued that the fact-finding process contemplated by the Court’s remand order is actually not part of the visitorial power of the DOLE (i.e., the evidence that will need to be assessed cannot be gleaned by in the ‘normal course’ of a labor inspection) and is therefore, outside the jurisdiction of the Secretary of Labor.

PLDT also questioned that part of the CA ruling which seems to conclude that all IRM jobs are “regular”.  It argued that the law recognizes that some work of this nature can be project-based or seasonal in nature. Instead of the DOLE, PLDT suggested that the National Labor Relations Commission – a tribunal with better fact-finding powers – take over from the DOLE to determine whether the jobs are in fact IRM, and if so, whether they are “regular” or can be considered project-based or seasonal.

Both adverse parties, the PLDT rank-and-file labor union Manggagawa sa Komunikasyon ng Pilipinas, and the DOLE filed Motions for Reconsideration.

On February 14, 2019, the CA issued a Resolution denying all Motions for Reconsideration and upheld its July 31, 2018 Decision.  PLDT is presently evaluating its legal remedies, which includes appealing the CA Decision and Resolution to the Supreme Court.

Other disclosures required by IAS 37, Provisions, Contingent Liabilities and Contingent Assets, were not provided as it may prejudice our position in on-going claims, litigations and assessments.  See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Provision for legal contingencies and tax assessments.